Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2020 $ / $	Dec. 31, 2019	Dec. 31, 2018
Disclosure of foreign exchange rates [line items]
Exchange rate	19.8920
Mexican peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	1.00	1.00	1.00
Exchange rate	1.00	1.00
Quetzal
Disclosure of foreign exchange rates [line items]
Average exchange rate	2.78	2.50	2.56
Exchange rate	2.56	2.45
Colon
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.04	0.03	0.03
Exchange rate	0.03	0.03
Balboa
Disclosure of foreign exchange rates [line items]
Average exchange rate	21.49	19.26	19.24
Exchange rate	19.95	18.85
Colombian peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.01	0.01	0.01
Exchange rate	0.01	0.01
Cordoba
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.63	0.58	0.61
Exchange rate	0.57	0.56
Argentine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.31	0.41	0.73
Exchange rate	0.24	0.31
Real
Disclosure of foreign exchange rates [line items]
Average exchange rate	4.18	4.89	5.29
Exchange rate	3.84	4.68
Philippine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate			0.37
Uruguayan peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.51	0.55	0.63
Exchange rate	0.47	0.51